Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Cash generated by operations	R 26,322	R 18,175	R 10,589
Dividends received	52	27	75
Interest received	820	343	165
Interest paid	(258)	(507)	(363)
Income and mining taxes paid	(4,289)	(2,388)	(518)
Cash generated by operating activities	22,647	15,650	9,948
Cash flow from investing activities
Increase in restricted cash and investments	(372)	(21)	(138)
Amounts refunded from restricted cash and investments	557	120	58
Acquisition of Eva Copper	0	0	(2,996)
Payment of Mponeng contingent consideration liability	(338)	(108)	0
ARM BBEE Trust loan repayment	28	42	74
Proceeds from disposal of property, plant and equipment	25	4	46
Additions to property, plant and equipment	(11,855)	(8,398)	(7,640)
Cash utilised by investing activities	(11,955)	(8,361)	(10,596)
Cash flow from financing activities
Borrowings raised	226	300	3,619
Borrowings repaid	(50)	(4,047)	(2,071)
Partial repurchase of non-controlling interest	0	(5)	0
Dividend paid	(2,100)	(1,437)	(154)
Lease payments	(291)	(246)	(200)
Cash generated/(utilised) by financing activities	(2,215)	(5,435)	1,194
Foreign currency translation adjustments	(69)	(28)	(127)
Net increase in cash and cash equivalents	8,408	1,826	419
Cash and cash equivalents – beginning of year	4,693	2,867	2,448
Cash and cash equivalents – end of year	R 13,101	R 4,693	R 2,867